UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANANGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-01701

DAVIS NEW YORK VENTURE FUND, INC.

(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Address of principal executive offices)

Thomas D. Tays

Davis Selected Advisers, L.P.

2949 East Elvira Road, Suite 101

Tucson, AZ 85756

(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600

Date of fiscal year end: July 31, 2009

Date of reporting period: October 31, 2008

ITEM 1. SCHEDULE OF INVESTMENTS

DAVIS NEW YORK VENTURE FUND	Schedule of Investments
October 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (95.53%)
CONSUMER DISCRETIONARY - (10.53%)
Automobiles & Components – (0.72%)
9,354,660	Harley-Davidson, Inc.	$229,002,077

Consumer Durables & Apparel – (0.24%)
303,500	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	6,380,383
1,822,300	Garmin Ltd.	40,974,416
1,181,077	Hunter Douglas NV (Netherlands)	29,333,332

		76,688,131

Consumer Services – (1.42%)
22,701,524	H&R Block, Inc. (a)	447,674,053

Media – (5.16%)
39,169,616	Comcast Corp., Special Class A	603,603,783
20,375,661	Grupo Televisa S.A., ADR (Mexico)	359,834,173
1,337,319	Lagardere S.C.A. (France)	53,171,791
1,230,508	Liberty Media Corp. - Capital, Series A *	8,342,844
4,922,032	Liberty Media Corp. - Entertainment, Series A *	79,121,664
33,956,145	News Corp., Class A	361,293,383
27,426,680	WPP Group PLC (United Kingdom)	164,059,631

		1,629,427,269

Retailing – (2.99%)
1,780,545	Amazon.com, Inc. *	101,909,493
12,410,257	Bed Bath & Beyond Inc. *	319,626,169
17,407,992	CarMax, Inc. *(a)	184,872,875
6,152,539	Liberty Media Corp. - Interactive, Series A *	29,993,628
6,589,064	Lowe's Cos, Inc.	142,982,689
1,483,538	Sears Holdings Corp. *	85,503,712
4,000,000	Staples, Inc.	78,000,000

		942,888,566

	TOTAL CONSUMER DISCRETIONARY	3,325,680,096

CONSUMER STAPLES - (15.12%)
Food & Staples Retailing – (5.95%)
23,355,299	Costco Wholesale Corp. (a)	1,331,018,490
16,737,666	CVS Caremark Corp.	513,009,463
3,203,100	Whole Foods Market, Inc. *	34,289,186

		1,878,317,139

Food, Beverage & Tobacco – (7.11%)
22,569,283	Altria Group, Inc.	433,104,541
947,581	British American Tobacco PLC (United Kingdom)	25,991,494
30,955,202	Diageo PLC (United Kingdom)	472,392,327
8,084,533	Heineken Holding NV (Netherlands)	245,433,967
2,337,592	Hershey Co.	87,051,926
22,569,283	Philip Morris International Inc.	981,086,732

		2,245,060,987

Household & Personal Products – (2.06%)
3,400,172	Avon Products, Inc.	84,426,271
8,788,414	Procter & Gamble Co.	567,204,239

		651,630,510

	TOTAL CONSUMER STAPLES	4,775,008,636

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
ENERGY - (15.66%)
11,500,877	Canadian Natural Resources Ltd. (Canada)	$581,024,306
147,520,248	China Coal Energy Co. - H (China)	89,471,729
22,156,364	ConocoPhillips	1,152,574,055
14,434,829	Devon Energy Corp.	1,167,200,273
11,524,973	EOG Resources, Inc.	932,600,815
13,570,877	Occidental Petroleum Corp.	753,726,509
138,300	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	17,554,812
3,053,373	Transocean Inc. *	251,384,199

	TOTAL ENERGY	4,945,536,698

FINANCIALS - (30.68%)
Banks – (3.31%)
	Commercial Banks – (3.31%)
1,234,668	Toronto-Dominion Bank (Canada)	58,078,783
8,703,226	Wachovia Corp.	55,787,678
27,408,978	Wells Fargo & Co.	933,275,701

		1,047,142,162

Diversified Financials – (15.32%)
	Capital Markets – (5.59%)
5,625,231	Ameriprise Financial, Inc.	121,504,989
26,625,928	Bank of New York Mellon Corp.	868,005,253
5,600,000	Brookfield Asset Management Inc., Class A (Canada)	100,968,000
9,388,419	E*TRADE Financial Corp. *	16,805,270
1,118,000	Goldman Sachs Group, Inc.	103,415,000
7,016,404	Julius Baer Holding, AG (Switzerland)	274,413,085
9,958,113	Merrill Lynch & Co., Inc.	185,121,321
1,381,227	Morgan Stanley	24,130,036
1,657,100	State Street Corp.	71,835,285

		1,766,198,239

	Consumer Finance – (3.46%)
38,472,738	American Express Co.	1,058,000,295
2,911,758	Discover Financial Services	35,669,035

		1,093,669,330

	Diversified Financial Services – (6.27%)
10,741,331	Citigroup Inc.	146,619,168
37,301,199	JPMorgan Chase & Co.	1,538,674,459
8,913,407	Moody's Corp.	228,183,219
212,175	Reinet Investments SCA (Luxembourg)*	2,185,059
1,140,000	Visa Inc., Class A	63,099,000

		1,978,760,905

		4,838,628,474

Insurance – (11.65%)
	Insurance Brokers – (0.56%)
4,207,304	Aon Corp.	177,968,959

	Life & Health Insurance – (0.27%)
2,583,712	Principal Financial Group, Inc.	49,064,691
1,490,926	Sun Life Financial Inc. (Canada)	35,021,852

		84,086,543

	Multi-line Insurance – (2.55%)
32,260,313	American International Group, Inc.	61,617,198

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Multi-line Insurance – (Continued)
22,439,359	Loews Corp. (a)	$745,211,112

		806,828,310

	Property & Casualty Insurance – (7.27%)
11,244	Berkshire Hathaway Inc., Class A *	1,298,569,560
13,275	Berkshire Hathaway Inc., Class B *	50,976,000
85,987	Markel Corp. *	30,167,679
3,404,900	MBIA Inc. *	33,470,167
25,405,835	NIPPONKOA Insurance Co., Ltd. (Japan)	152,271,646
39,494,853	Progressive Corp. (Ohio) (a)	563,591,552
5,365,916	Tokio Marine Holdings, Inc. (Japan)	165,516,431

		2,294,563,035

	Reinsurance – (1.00%)
617,200	Everest Re Group, Ltd.	46,104,840
6,276,834	Transatlantic Holdings, Inc. (a)	268,962,337

		315,067,177

		3,678,514,024

Real Estate – (0.40%)
39,331,391	Hang Lung Group Ltd. (Hong Kong)	126,567,372

	TOTAL FINANCIALS	9,690,852,032

HEALTH CARE - (4.75%)
Health Care Equipment & Services – (3.49%)
5,053,213	Cardinal Health, Inc.	193,032,736
3,653,061	Covidien Ltd.	161,794,072
6,145,800	Express Scripts, Inc. *	373,787,556
15,729,430	UnitedHealth Group Inc.	373,259,374

		1,101,873,738

Pharmaceuticals, Biotechnology & Life Sciences – (1.26%)
2,988,000	Johnson & Johnson	183,283,920
14,879,000	Schering-Plough Corp.	215,596,710

		398,880,630

	TOTAL HEALTH CARE	1,500,754,368

INDUSTRIALS - (5.54%)
Capital Goods – (1.07%)
2,631,000	ABB Ltd., ADR (Switzerland)	34,597,650
1,089,000	PACCAR Inc.	31,885,920
1,754,100	Siemens AG, Registered (Germany)	103,150,826
6,613,561	Tyco International Ltd.	167,190,822

		336,825,218

Commercial & Professional Services – (2.64%)
5,007,090	D&B Corp. (a)	368,972,462
19,222,547	Iron Mountain Inc. *(a)	466,723,441

		835,695,903

Transportation – (1.83%)
1,622,368	Asciano Group (Australia)	2,266,450
84,114,449	China Merchants Holdings International Co., Ltd. (China)	200,393,839
68,870,637	China Shipping Development Co. Ltd. - H (China)(a)	67,868,385

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INDUSTRIALS – (CONTINUED)
Transportation – (Continued)
49,451,289	Cosco Pacific Ltd. (China)	$36,011,319
1,849,730	Kuehne & Nagel International AG, Registered (Switzerland)	111,993,051
2,806,243	Toll Holdings Ltd. (Australia)	11,202,763
2,789,371	United Parcel Service, Inc., Class B	147,223,001

		576,958,808

	TOTAL INDUSTRIALS	1,749,479,929

INFORMATION TECHNOLOGY - (8.14%)
Semiconductors & Semiconductor Equipment – (1.75%)
28,285,647	Texas Instruments Inc.	553,267,255

Software & Services – (2.94%)
3,984,000	eBay Inc. *	61,034,880
769,474	Google Inc., Class A *	276,725,935
26,340,797	Microsoft Corp.	590,428,965

		928,189,780

Technology Hardware & Equipment – (3.45%)
13,147,720	Agilent Technologies, Inc. *	291,747,907
9,783,000	Cisco Systems, Inc. *	174,137,400
8,837,855	Dell Inc. *	107,777,642
10,116,374	Hewlett-Packard Co.	387,254,796
6,613,461	Tyco Electronics Ltd.	128,565,682

		1,089,483,427

	TOTAL INFORMATION TECHNOLOGY	2,570,940,462

MATERIALS - (4.55%)
4,660,765	BHP Billiton PLC (United Kingdom)	79,142,343
4,012,441	Martin Marietta Materials, Inc. (a)	314,495,126
1,231,550	Monsanto Co.	109,583,319
1,968,733	Rio Tinto PLC (United Kingdom)	91,963,789
27,114,899	Sealed Air Corp. (a)	458,784,091
15,586,350	Sino-Forest Corp. (Canada)*(a)	145,867,442
4,393,229	Vulcan Materials Co.	238,464,470

	TOTAL MATERIALS	1,438,300,580

TELECOMMUNICATION SERVICES - (0.23%)
23,033,772	Sprint Nextel Corp. *	72,095,706

	TOTAL TELECOMMUNICATION SERVICES	72,095,706

UTILITIES - (0.33%)
13,039,500	AES Corp. *	103,924,815

	TOTAL UTILITIES	103,924,815

	TOTAL COMMON STOCK – (Identified cost $29,268,097,976)	30,172,573,322

CONVERTIBLE BONDS - (0.28%)
MATERIALS - (0.15%)
$61,150,000	Sino-Forest Corp., Conv. Sr. Notes, 5.00%, 08/01/13 (Canada) (b)	46,474,000

	TOTAL MATERIALS	46,474,000

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

Principal	Security	Value
CONVERTIBLE BONDS – (CONTINUED)
TELECOMMUNICATION SERVICES - (0.13%)
$68,500,000	Level 3 Communications, Inc., Conv. Sr. Notes, 10.00%, 05/01/11	$41,100,000

	TOTAL TELECOMMUNICATION SERVICES	41,100,000

	TOTAL CONVERTIBLE BONDS – (Identified cost $129,650,000)	87,574,000

SHORT TERM INVESTMENTS - (3.31%)
401,774,000	ABN AMRO Inc. Joint Repurchase Agreement,
	0.25%, 11/03/08, dated 10/31/08, repurchase value of $401,782,370
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.75%, 11/14/08-12/01/47, total market value $409,809,480)	401,774,000
351,553,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.25%, 11/03/08, dated 10/31/08, repurchase value of $351,560,324
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.50%, 04/01/23-10/01/38, total market value $358,584,060)	351,553,000
291,617,000	UBS Securities LLC Joint Repurchase Agreement,
	0.22%, 11/03/08, dated 10/31/08, repurchase value of $291,622,346
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/33-10/01/37, total market value $297,449,340)	291,617,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $1,044,944,000)	1,044,944,000

	Total Investments – (99.12%) – (Identified cost $30,442,691,976) – (c)	31,305,091,322
	Other Assets Less Liabilities – (0.88%)	277,001,556

	Net Assets – (100.00%)	$31,582,092,878

ADR: American Depositary Receipt
*	Non-Income producing security.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

(a)

Affiliated Company. Represents ownership of at least 5% of the voting securities of the issuer and is an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended October 31, 2008. The aggregate fair value of the securities of affiliated companies held by the Fund as of October 31, 2008, amounts to $5,364,041,366. Transactions during the period in which the issuers were affiliates are as follows:

Security	Shares July 31, 2008	Gross Additions	Gross Reductions	Shares October 31, 2008	Dividend Income
CarMax, Inc.	17,407,992	–	–	17,407,992	$–
China Shipping Development Co. Ltd. - H	62,788,637	6,082,000	–	68,870,637	–
Costco Wholesale Corp.	26,693,299	–	3,338,000	23,355,299	4,270,928
D&B Corp.	5,007,090	–	–	5,007,090	1,502,127
H&R Block, Inc.	22,701,524	–	–	22,701,524	3,405,229
Iron Mountain Inc.	19,222,547	–	–	19,222,547	–
Loews Corp.	22,439,359	–	–	22,439,359	1,402,460
Martin Marietta Materials, Inc.	4,012,441	–	–	4,012,441	1,604,976
Progressive Corp. (Ohio)	39,494,853	–	–	39,494,853	–
Sealed Air Corp.	27,114,899	–	–	27,114,899	3,253,788
Sino-Forest Corp.	12,370,150	3,216,200	–	15,586,350	–
Transatlantic Holdings, Inc.	6,283,334	–	6,500	6,276,834	1,193,833

(b)

Illiquid Security – Securities may be considered illiquid if they lack a readily available market or if valuation has not changed for a certain period of time. The aggregate value of illiquid securities amounted to $46,474,000, or 0.15% of the Fund’s net assets as of October 31, 2008.

(c)				Aggregate cost for federal income tax purposes is $30,442,202,773. At October 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation				$7,791,546,991
	Unrealized depreciation				(6,928,658,442)

	Net unrealized appreciation				$862,888,549

VALUATION OF SECURITIES – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. The value of short-term securities originally purchased with maturities greater than 60 days, are valued at market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

DAVIS NEW YORK VENTURE FUND	Schedule of Investments - (Continued)
October 31, 2008 (Unaudited)

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Investments in Securities at Value
Valuation inputs
Level 1 – Quoted prices	$27,669,957,752
Level 2 – Other Significant Observable Inputs	3,635,133,570
Level 3 – Significant Unobservable Inputs	–
Total	$31,305,091,322

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

DAVIS RESEARCH FUND	Schedule of Investments
October 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK - (99.47%)
CONSUMER DISCRETIONARY - (18.88%)
Consumer Durables & Apparel – (0.82%)
16,000	Compagnie Financiere Richemont S.A., Bearer Shares, Unit A (Switzerland)	$336,363

Media – (15.57%)
64,200	Comcast Corp., Special Class A	989,322
52,200	Grupo Televisa S.A., ADR (Mexico)	921,852
35,730	Lagardere S.C.A. (France)	1,420,624
23,800	Liberty Media Corp. - Entertainment, Series A *	382,585
89,500	News Corp., Class A	952,280
26,300	Walt Disney Co.	681,170
181,300	WPP Group PLC (United Kingdom)	1,084,492

		6,432,325

Retailing – (2.49%)
7,200	Bed Bath & Beyond Inc. *	185,436
62,200	CarMax, Inc. *	660,564
37,800	Liberty Media Corp. - Interactive, Series A *	184,275

		1,030,275

	TOTAL CONSUMER DISCRETIONARY	7,798,963

CONSUMER STAPLES - (4.55%)
Food & Staples Retailing – (2.38%)
11,000	Costco Wholesale Corp.	626,890
5,300	CVS Caremark Corp.	162,445
18,200	Whole Foods Market, Inc. *	194,831

		984,166

Food, Beverage & Tobacco – (1.68%)
9,781	British American Tobacco PLC (United Kingdom)	268,286
5,850	Coca-Cola Co.	257,751
4,320	Nestle S.A. (Switzerland)	167,992

		694,029

Household & Personal Products – (0.49%)
8,200	Avon Products, Inc.	203,606

	TOTAL CONSUMER STAPLES	1,881,801

ENERGY - (7.60%)
13,000	Devon Energy Corp.	1,051,180
12,600	EOG Resources, Inc.	1,019,592
200	OGX Petroleo e Gas Participacoes S.A. (Brazil)*	25,387
3,430	Southwestern Energy Co. *	122,177
8,465	Transocean Inc. *	696,923
6,290	XTO Energy, Inc.	226,125

	TOTAL ENERGY	3,141,384

FINANCIALS - (9.27%)
Diversified Financials – (6.53%)
	Capital Markets – (6.48%)
61,000	Bank of New York Mellon Corp.	1,988,600
9,300	Brookfield Asset Management Inc., Class A (Canada)	167,679
105,500	E*TRADE Financial Corp. *	188,845
4,600	Legg Mason, Inc.	102,074
13,608	UBS AG, Registered (Switzerland)	229,975

		2,677,173

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2008 (Unaudited)

Shares	Security	Value
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
	Diversified Financial Services – (0.05%)
2,190	Reinet Investments SCA (Luxembourg)*	$22,556

		2,699,729

Insurance – (2.74%)
	Life & Health Insurance – (0.76%)
7,050	Aflac, Inc.	312,174

	Property & Casualty Insurance – (1.98%)
54,800	Ambac Financial Group, Inc.	146,864
5	Berkshire Hathaway Inc., Class A *	577,450
9,500	MBIA Inc. *	93,385

		817,699

		1,129,873

	TOTAL FINANCIALS	3,829,602

HEALTH CARE - (9.82%)
Health Care Equipment & Services – (3.40%)
5,100	Cardinal Health, Inc.	194,820
51,000	UnitedHealth Group Inc.	1,210,230

		1,405,050

Pharmaceuticals, Biotechnology & Life Sciences – (6.42%)
12,000	Johnson & Johnson	736,080
17,350	Sanofi-Aventis (France)	1,099,245
56,400	Schering-Plough Corp.	817,236

		2,652,561

	TOTAL HEALTH CARE	4,057,611

INDUSTRIALS - (10.27%)
Capital Goods – (4.16%)
6,500	3M Co.	417,950
10,060	ABB Ltd., ADR (Switzerland)	132,289
12,250	PACCAR Inc.	358,680
13,800	Siemens AG, Registered (Germany)	811,517

		1,720,436

Commercial & Professional Services – (2.21%)
37,580	Iron Mountain Inc. *	912,442

Transportation – (3.90%)
34,000	All America Latina Logistica (Brazil)	158,505
16,100	Ryanair Holdings PLC, ADR (Ireland)*	357,742
16,400	Union Pacific Corp.	1,095,028

		1,611,275

	TOTAL INDUSTRIALS	4,244,153

INFORMATION TECHNOLOGY - (29.29%)
Semiconductors & Semiconductor Equipment – (3.99%)
84,400	Texas Instruments Inc.	1,650,864

Software & Services – (12.34%)
2,600	Automatic Data Processing, Inc.	90,974
6,750	Google Inc., Class A *	2,427,502
67,100	Microsoft Corp.	1,504,047
9,680	Redecard S.A. (Brazil)	107,233
27,400	SAP AG, ADR (Germany)	968,042

		5,097,798

2

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2008 (Unaudited)

Shares/Principal	Security	Value
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (CONTINUED)
Technology Hardware & Equipment – (12.96%)
46,400	Agilent Technologies, Inc. *	$1,029,616
102,220	Cisco Systems, Inc. *	1,819,516
42,600	Hewlett-Packard Co.	1,630,728
9,400	International Business Machines Corp.	873,918

		5,353,778

	TOTAL INFORMATION TECHNOLOGY	12,102,440

MATERIALS - (9.23%)
37,700	BHP Billiton PLC (United Kingdom)	640,167
64,800	Companhia Vale do Rio Doce, ADR (Brazil)	758,808
20,000	Monsanto Co.	1,779,600
13,600	Rio Tinto PLC (United Kingdom)	635,285

	TOTAL MATERIALS	3,813,860

TELECOMMUNICATION SERVICES - (0.24%)
32,010	Sprint Nextel Corp. *	100,191

	TOTAL TELECOMMUNICATION SERVICES	100,191

UTILITIES - (0.32%)
16,700	AES Corp. *	133,099

	TOTAL UTILITIES	133,099

	TOTAL COMMON STOCK – (Identified cost $52,468,300)	41,103,104

SHORT TERM INVESTMENTS - (0.48%)
$76,000	ABN AMRO Inc. Joint Repurchase Agreement,
	0.25%, 11/03/08, dated 10/31/08, repurchase value of $76,002
	(collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 0.00%-6.75%, 11/14/08-12/01/47, total market value $77,520)	76,000
66,000	Banc of America Securities LLC Joint Repurchase Agreement,
	0.25%, 11/03/08, dated 10/31/08, repurchase value of $66,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.50%-6.50%, 04/01/23-10/01/38, total market value $67,320)	66,000
55,000	UBS Securities LLC Joint Repurchase Agreement,
	0.22%, 11/03/08, dated 10/31/08, repurchase value of $55,001
	(collateralized by: U.S. Government agency mortgages in a pooled cash account, 5.00%-6.50%, 11/01/33-10/01/37, total market value $56,100)	55,000

	TOTAL SHORT TERM INVESTMENTS – (Identified cost $197,000)	197,000

	Total Investments – (99.95%) – (Identified cost $52,665,300) – (a)	41,300,104
	Other Assets Less Liabilities – (0.05%)	19,417

	Net Assets – (100.00%)	$41,319,521

ADR: American Depositary Receipt
*	Non-Income producing security.

3

DAVIS RESEARCH FUND	Schedule of Investments – (Continued)
October 31, 2008 (Unaudited)

(a)	Aggregate cost for federal income tax purposes is $53,467,567. At October 31, 2008 unrealized appreciation (depreciation) of securities for federal income tax purposes is as follows:
	Unrealized appreciation	$4,237,882
	Unrealized depreciation	(16,405,345)

	Net unrealized depreciation	$(12,167,463)

Valuation of Securities – The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges) are valued at the last reported sales price on the day of valuation. Securities traded in the over-the-counter market (e.g. NASDAQ) and listed securities for which no sale was reported on that date are stated at the average of closing bid and asked prices. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Fund’s assets are valued. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Fund’s investment adviser, identifies as a significant event occurring before the Fund’s assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Directors. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value. These valuation procedures are reviewed and subject to approval by the Board of Directors.

Fair Value Measurements – The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective August 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

▪	Level 1 – quoted prices in active markets for identical securities
▪	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
▪	Level 3 – significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2008 in valuing the Fund’s investments carried at value:

Investments in
Valuation inputs	Securities at Value
Level 1 – Quoted prices	$34,975,496
Level 2 – Other Significant Observable Inputs	6,324,608
Level 3 – Significant Unobservable Inputs	–
Total	$41,300,104

For information regarding the Fund's other significant accounting policies, please refer to the Fund's most recent Semi-Annual or Annual Shareholder Report.

4

ITEM 2. CONTROLS AND PROCEDURES

(a)

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls.

ITEM 3. EXHIBITS

EX-99.CERT - Section 302 Certification

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS NEW YORK VENTURE FUND, INC.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/ Kenneth C. Eich

Kenneth C. Eich
Principal Executive Officer

Date: December 30, 2008

By /s/ Douglas A. Haines

Douglas A. Haines
Principal Financial officer

Date: December 30, 2008